Derivative Assets And Liabilities - Disclosure Of Information About Amounts That Affected Statement Of Comprehensive Income As Result Of Hedge Accounting (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Derivative Liabilities [Line Items]
(Losses) Gains on change in fair value of derivatives	$ 127	$ (1,214)
Currency Contracts [Member]
Disclosure of Derivative Liabilities [Line Items]
(Losses) Gains on change in fair value of derivatives	158	(163)
Embedded Derivative [Member]
Disclosure of Derivative Liabilities [Line Items]
(Losses) Gains on change in fair value of derivatives	$ (31)	$ (1,051)